Consolidated Statements of Stockholders' Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Sep. 30, 2023				$ 74,925,851	$ (73,371,987)	$ 120,493		$ 1,674,357
Balance, shares at Sep. 30, 2023	[1]	37,432
Common stock issued for cash		$ 1		1,897,112				1,897,113
Common Stock issued for cash, shares	[1]	64,432
Issued private placement		$ 1		4,499,998				4,499,999
Issued private placement, shares	[1]	145,343
Other comprehensive income						312,906		312,906
Net loss					(8,972,735)			(8,972,735)
Reversal of stock option expense				(62,308)				(62,308)
Treasury stock
Treasury stock, shares	[1]	1,705
Balance at Sep. 30, 2024		$ 2		81,260,653	(82,344,722)	433,399		(650,668)
Balance, shares at Sep. 30, 2024	[1],[2]	248,912
Common stock issued for cash		$ 1		1,382,843				1,382,844
Common Stock issued for cash, shares	[2]	69,841
Common stock compensation, shares		$ 1		523,679				523,680
Common stock compensation	[2]	40,000
Issued private placement		$ 2		1,999,998				2,000,000
Issued private placement, shares	[2]	175,438
Issued warrants		$ 1						1
Issued warrants, shares	[2]	2,799
Other comprehensive income						(192,038)		(192,038)
Net loss					(1,536,249)			(1,536,249)
Balance at Dec. 31, 2024		$ 6		85,167,173	(83,880,971)	241,361		1,527,570
Balance, shares at Dec. 31, 2024	[2]	536,990
Balance at Sep. 30, 2024		$ 2		81,260,653	(82,344,722)	433,399		(650,668)
Balance, shares at Sep. 30, 2024	[1],[2]	248,912
Common stock issued for cash		$ 15		$ 13,382,015				$ 13,382,030
Common Stock issued for cash, shares		1,459,388	[1]					1,459,388
Common stock compensation, shares	[1]	$ 50,000
Common stock compensation		1		641,878				641,879
Issued private placement		$ 79		$ 36,390,364				$ 36,390,443
Issued private placement, shares	[1]	7,880,438
Issued warrants
Issued warrants, shares	[1]	2,799
Other comprehensive income						(1,801)	(1,343)	(3,144)
Net loss					(4,883,396)		(7,159)	(4,890,555)
Acquisition of subsidiary		$ 2		856,743			803,719	$ 1,660,464
Acquisition of subsidiary, shares		184,167	[1]					184,167
Balance at Sep. 30, 2025		$ 99		132,531,653	(87,228,118)	431,598	795,217	$ 46,530,449
Balance, shares at Sep. 30, 2025	[1],[2]	9,825,704
Common stock issued for cash		$ 4		1,999,996				2,000,000
Common Stock issued for cash, shares	[2]	416,667
Common stock compensation, shares		$ 4		1,163,972				1,163,976
Common stock compensation	[2]	363,970
Issued private placement		$ 36		16,177,464				16,177,500
Issued private placement, shares	[2]	3,595,000
Issued warrants		$ 13		10,088,603				10,088,616
Issued warrants, shares	[2]	1,282,051
Other comprehensive income						(15,522)	(1,566)	(17,088)
Net loss					(19,443,692)		17,419	(19,426,273)
Balance at Dec. 31, 2025		$ 156		$ 161,961,688	$ (106,671,810)	$ 416,076	$ 811,070	$ 56,517,180
Balance, shares at Dec. 31, 2025	[2]	15,483,392

[1]	On December 5, 2025, the Company effected a 1-for-20 reverse stock split (the “Reverse Stock Split”) of its issued and outstanding shares of common stock, par value $0.00001 per share. As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock was reduced from 196,514,084 shares to approximately 9,825,704 shares, retroactively adjusted for all periods presented.
[2]	Corresponding retroactive adjustments have been made to all the data for the listed period to reflect the Reverse Stock Split.